Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 6,431	¥ 6,201	¥ 7,711
Additions for tax positions of the current year	2,174	1,649	312
Additions for tax positions of prior years	165	216	388
Reductions for tax positions of prior years	(1,180)	(114)	(3,141)
Settlements with tax authorities	(505)	(1,808)	(347)
Other	(1,029)	287	1,278
Balance at end of year	¥ 6,056	¥ 6,431	¥ 6,201